EQUITY-ACCOUNTED INVESTMENTS - Summary of Equity-Accounted Investments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Detailed Information About Equity-Accounted Investments [Abstract]
Opening balance			$ 372
Share of net earnings	$ (1)	$ 0	1	$ 1
Dividends received			(1)
Foreign exchange translation and other			2
Ending balance	$ 374		$ 374